Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	LEUTHOLD FUNDS INC
Central Index Key	0001000351
Amendment Flag	false
Document Creation Date	Jan. 31, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013
LEUTHOLD CORE INVESTMENT FUND | LEUTHOLD CORE INVESTMENT FUND | LEUTHOLD CORE INVESTMENT FUND-Retail Class
Risk/Return:
Trading Symbol	LCORX
LEUTHOLD CORE INVESTMENT FUND | LEUTHOLD CORE INVESTMENT FUND | Leuthold Core Investment Fund-Institutional Class
Risk/Return:
Trading Symbol	LCRIX
LEUTHOLD ASSET ALLOCATION FUND | LEUTHOLD ASSET ALLOCATION FUND | LEUTHOLD ASSET ALLOCATION FUND - RETAIL CLASS
Risk/Return:
Trading Symbol	LAALX
LEUTHOLD ASSET ALLOCATION FUND | LEUTHOLD ASSET ALLOCATION FUND | LEUTHOLD ASSET ALLOCATION FUND - INSTITUTIONAL CLASS
Risk/Return:
Trading Symbol	LAAIX
Leuthold Global Fund | Leuthold Global Fund | Leuthold Global Fund (Retail)
Risk/Return:
Trading Symbol	GLBLX
Leuthold Global Fund | Leuthold Global Fund | Leuthold Global Fund (Institutional)
Risk/Return:
Trading Symbol	GLBIX
LEUTHOLD SELECT INDUSTRIES FUND | LEUTHOLD SELECT INDUSTRIES FUND | No Load
Risk/Return:
Trading Symbol	LSLTX
Leuthold Global Industries Fund | Leuthold Global Industries Fund | Retail Class
Risk/Return:
Trading Symbol	LGINX
Leuthold Global Industries Fund | Leuthold Global Industries Fund | Institutional Class
Risk/Return:
Trading Symbol	LGIIX
GRIZZLY SHORT FUND | GRIZZLY SHORT FUND | No Load
Risk/Return:
Trading Symbol	GRZZX